Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments and risk management
Schedule of remaining contractual maturities at the end of years presented of the Group's financial liabilities

	Carrying	Payable
As at December 31, 2023	amount	within 1 year	1-3 years	4-5 years	Total
Accounts payable and accrued liabilities	$8,041,485	$8,041,485	$—	$—	$8,041,485
Lease liability	491,433	80,416	214,444	196,573	491,433
	$8,532,918	$8,121,901	$214,444	$196,573	$8,532,918